Intangible Assets and Goodwill (Details) - Schedule of Estimated Amortization Expense - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of estimated amortization expense [Abstract]
2023	$ 3,013	$ 3,013
2024	3,013	3,013
2025	1,256	3,013
2026		1,257
Total	$ 8,036	$ 10,296	$ 44,212